Investment Securities	12 Months Ended
Mar. 31, 2013
Investment Securities

(8) Investment Securities

Marketable equity securities are classified as available-for-sale securities. The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,422	2,248	191	5,479

	Yen (Millions)
	2013
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,079	2,377	1	5,455

Equity securities consist primarily of stocks issued by Japanese listed companies.

Proceeds from the sale of available-for-sale securities and gross realized gains on the sale of available-for-sale securities for the year ended March 31, 2011 were insignificant. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2011. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sales securities for the year ended March 31, 2012 were ¥10,717 million and ¥19 million. Gross realized losses on the sale of available-for-sale securities for the year ended March 31, 2012 were insignificant. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sale securities for the year ended March 31, 2013 were ¥425 million and ¥388 million. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2013.

Net realized gains and losses of the sale of available-for-sale securities are based on the averaged cost method and are included in “other income (expense)” in the consolidated statements of operations.

For the years ended March 31, 2011, 2012 and 2013, Advantest recognized impairment losses of ¥426 million, ¥1,259 million and ¥388 million, respectively, on available-for-sale securities, which were considered other-than-temporarily impaired and wrote them down to the fair value.

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013, were as follows:

	Yen (Millions)
	2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥825	178	179	13

	Yen (Millions)
	2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥—	—	5	1

Advantest maintains non-marketable equity securities, which are recorded at cost. The carrying amounts of non-marketable equity securities were ¥450 million and ¥468 million at March 31, 2012 and 2013, respectively. Advantest had not estimated the fair value of other non-marketable equity securities aggregating ¥50 million and ¥460 million at March 31, 2012 and 2013, respectively, since it was not practicable to estimate the fair value of the investments due to the lack of readily determinable fair values and difficulty in estimating fair value without incurring excessive cost. Non-marketable equity securities that had impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, was other than temporary. For the years ended March 31, 2011, 2012 and 2013, non-marketable equity securities with a purchase cost of ¥98 million, ¥1,395 million and ¥20 million were written down to their estimated fair values of ¥12 million, ¥400 million and ¥8 million, resulting in other-than-temporary impairment charges of ¥86 million, ¥995 million and ¥12 million, respectively, which were included in impairment losses on investment securities in the accompanying consolidated statements of operations.